Share-based Payments	12 Months Ended
Dec. 31, 2025
Share-based Payments [Abstract]
Share-based Payments

10.	Share-based Payments
Share-based payments include stock options and restricted stock units (“RSUs”). Expense for stock options and time-based RSUs is recognized based on the grant date fair value of these awards. Performance-based RSUs to executives are treated as liability awards and the related expense is recognized based on reporting date fair value up until settlement date.
Share-based Payment Expense
The Group's share-based payment expense for the years ended December 31, 2025, 2024 and 2023, was $8,222, $22,850, and
$4,415, respectively. The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

Year ended December 31,	2025 $	2024 $	2023 $
General and administrative	6,893	21,993	3,185
Research and development	1,329	857	1,230
Total	8,222	22,850	4,415
The Performance Share Plan
In June 2015, the Group adopted the Performance Stock Plan (the “2015 PSP”). Under the 2015 PSP and subsequent amendments, awards of ordinary shares may be made to the Directors, senior managers and employees, and other individuals providing services to the Group up to a maximum authorized amount of 10% of the total ordinary shares outstanding.
In June 2023, the Group adopted a new Performance Stock Plan (the "2023 PSP") that has the same terms as the 2015 PSP but instituted for all new awards a limit of 10% of the total ordinary shares outstanding over a five-year period.
The awards granted under these plans have various vesting terms over a period of service between one and four years, provided the recipient remains continuously engaged as a service provider. The options awards expire 10 years from the grant date.
The share-based awards granted under these plans are generally equity-settled (see cash settlements below). As of December 31,
2025, the Group has issued 32,199,101 units of share-based awards under these plans.
RSUs
During the twelve months ended December 31, 2025 and 2024, the Group granted the following RSUs to certain non-executive
Directors, executives and employees:

Year ended December 31,	2025	2024
Time-based RSUs	4,855,916	4,388,116
Performance-based RSUs	1,494,919	1,822,151
Total RSUs	6,350,835	6,210,267
RSU activity for the years ended December 31, 2025, 2024 and 2023 is detailed as follows:

	Number of Shares/Units	Weighted Average Grant Date Fair Value (GBP) (*)
Outstanding (Non-vested) at January 1, 2023	6,090,780	1.74
RSUs Granted in Period	3,679,669	1.28
Vested	(716,029)	2.00
Forfeited	(1,880,274)	1.94
Outstanding (Non-vested) at December 31, 2023	7,174,146	1.10
RSUs Granted in Period	6,210,267	1.63
Vested	(1,347,729)	1.71
Forfeited	(3,057,962)	1.75
Outstanding (Non-vested) at December 31, 2024	8,978,722	1.29
RSUs Granted in Period	6,350,835	1.14
Vested	(3,184,023)	1.62
Forfeited	(2,757,344)	1.39
Outstanding (Non-vested) at December 31, 2025	9,388,190	1.20
*For liability awards - based on fair value at reporting date or settlement date.
Each RSU entitles the holder to one ordinary share on vesting and the RSU awards are generally based on a vesting schedule over a one to three-year requisite service period in which the Group recognizes compensation expense for the RSUs. Following vesting, each recipient will be required to make a payment of one pence per ordinary share on settlement of the RSUs.
RSUs granted to the non-executive directors and employees are time-based and equity-settled. The grant date fair value on such
RSUs is recognized over the vesting term.

10.	Share-based Payments continued
RSUs granted to executives are performance-based and vesting of such RSUs is subject to the satisfaction of both performance and market conditions. The performance condition is based on the achievement of the Group's strategic targets. The market conditions are based on the achievement of the absolute total shareholder return (“TSR”), TSR as compared to the FTSE 250 Index, and TSR as compared to the MSCI Europe Health Care Index. The RSU award performance criteria have changed over time as the criteria are continually evaluated by the Group’s Remuneration Committee.
The Group recognizes the estimated fair value of performance-based awards with non-market conditions as share-based compensation expense over the performance period based upon its determination of whether it is probable that the performance targets will be achieved. The Group assesses the probability of achieving the performance targets at each reporting period. Cumulative adjustments, if any, are recorded to reflect subsequent changes in the estimated outcome of performance-related conditions.
The fair value of the performance-based awards with market conditions is based on the Monte Carlo simulation analysis utilizing a Geometric Brownian Motion process with 100,000 simulations to value those shares. The model considers share price volatility, risk-free rate and other covariance of comparable public companies and other market data to predict distribution of relative share performance.
The RSUs to executives are treated as liability awards as the Group has a historical practice of settling these awards in cash, and as such adjusted to fair value at every reporting date until settlement with changes in fair value recorded in earnings as share-based compensation expense.
The Group recorded $5,713, $4,388, and $827, respectively, for the years ended December 31, 2025, 2024 and 2023 in respect of all restricted stock units, of which $1,127, $909, and $402, respectively, were in respect of liability settled share-based awards.
As of December 31, 2025, the carrying amount of the RSU liability awards was $3,044 with $1,827 current and $1,217 non-current, out of which $1,827 related to awards that have met all their performance and market conditions and were settled in March 2026. As of
December 31, 2024, the carrying amount of the RSU liability awards was $3,736 with $1,875 current and $1,861 non-current, out of which $1,875 related to awards that met all their performance and market conditions and were settled in February 2025.
Stock Options
Stock option activity for the years ended December 31, 2025, 2024 and 2023, is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2023	17,793,881	2.31	8.03
Granted	3,120,975	2.22
Exercised	(534,034)	1.71		2.46
Forfeited and expired	(3,424,232)	2.40
Options Exercisable at December 31, 2023	9,065,830	2.19	6.01
Outstanding at December 31, 2023	16,956,590	2.29	7.20
Granted	2,665,875	1.87
Exercised	(412,729)	1.73		2.20
Forfeited and expired	(4,725,746)	2.24
Options Exercisable at December 31, 2024	9,534,400	2.33	4.45
Outstanding at December 31, 2024	14,483,990	2.25	5.87
Granted	381,000	1.24
Exercised	(65,000)	1.20		1.39
Forfeited and expired	(2,388,931)	2.41
Options Exercisable at December 31, 2025	9,690,271	2.28	4.87
Outstanding at December 31, 2025	12,411,059	2.19	5.62
The fair value of the stock options awarded by the Group was estimated on the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2025	2024	2023
Expected volatility	45.18%	44.76%	43.69%
Expected term (in years)	6.16	6.16	6.16
Risk-free interest rate	3.81%	4.31%	4.04%
Expected dividend yield	—	—	—
Exercise price (GBP)	1.24	1.87	2.22
Underlying stock price (GBP)	1.24	1.87	2.22
Expected volatility is based on the Group’s historical volatility results.
These assumptions resulted in an estimated weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2025, 2024 and 2023 of $0.80, $1.18 and $1.37, respectively.

10.	Share-based Payments continued
The Group incurred share-based payment expense for the stock options of $1,751, $1,092 and $3,310 for the years ended
December 31, 2025, 2024 and 2023, respectively.
For shares outstanding as of December 31, 2025, the range of exercise prices is detailed as follows:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	89,845	—	3.75
1.00 to 2.00	5,627,230	1.62	5.73
2.00 to 3.00	4,100,484	2.25	6.49
3.00 to 4.00	2,593,500	3.40	4.07
Total	12,411,059	2.19	5.62
Subsidiary Plans
For the years ended December 31, 2025, 2024 and 2023, the subsidiaries incurred share-based payment expense of $758, $17,372 and $277, respectively.
For the year ended December 31, 2025, Gallop recognized share-based payment expense of $758. The share-based payment expense for the year ended December 31, 2025 is related to 6,309,087 shares of restricted stock issued to Gallop executives under the Gallop 2025 Stock Option and Grant Plan  (the “Gallop Plan”) approved by the Gallop Board of Directors in September 2025.
These awards vest over 25 months and have weighted average grant date fair value of $0.46. As of December 31, 2025, all of these awards were unvested and outstanding.
The share-based payment expense for the year ended December 31, 2024 is primarily related to awards granted under the Seaport
2024 Equity Incentive Plan (the "Seaport Plan") approved by the Seaport Board of Directors in 2024. Seaport was deconsolidated from the Group's Consolidated Financial Statements as of October 18, 2024. See Note 8. Gain/(loss) on Deconsolidation of Subsidiary.
The options granted under the Seaport Plan are equity settled and expire 10 years from the grant date. Typically, the awards vest in four years but vesting conditions can vary based on the discretion of Seaport’s Board of Directors. The estimated grant date fair value of the equity awards is recognized as an expense over the awards’ vesting periods. See tables below for Seaport option-
related activities.
Before its deconsolidation on October 18, 2024, Seaport granted 7,200,000 shares of restricted stock awards and restricted stock units to certain officers and directors, of which 6,227,778 shares were fully vested as of the deconsolidation date. The fair value of these awards was measured on the date of grant at the estimated fair value of the Seaport common stock using the market backsolve and probability adjusted expected return model. See Note 19. Financial Instruments. The weighted average fair value of these awards was $0.97. As the substantial majority of these awards were fully vested as of the deconsolidation date, the stock-
based compensation expense for these awards was recognized in the Group’s Consolidated Statement of Comprehensive Income/
(Loss) for the year ended December 31, 2024.
Seaport also granted options to its employees, officers and directors in 2024. The fair value of the stock options awarded by Seaport was estimated on the grant date using the Black-Scholes option valuation model. The weighted average fair value of these awards was $0.92 and the weighted average exercise prices for the options was $1.28.
A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2025	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2025
Entrega	334,500	—	—	(87,500)	—	—	247,000

	Outstanding as of January 1, 2024	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2024
Entrega	344,500	—	—	(5,000)	(5,000)	—	334,500
Seaport	—	22,429,780	—	—	(29,018)	(22,400,762)	—

	Outstanding as of January 1, 2023	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2023
Entrega	344,500	—	—	—	—	—	344,500
Follica	2,776,120	—	—	(2,170,547)	(605,573)	—	—
Vedanta	1,824,576	—	—	(1,313)	(29,607)	(1,793,656)	—

10.	Share-based Payments continued
The weighted-average exercise prices, remaining contractual life and exercise price range for the options outstanding and exercisable as of December 31, 2025, were as follows:

Outstanding and exercisable at December 31, 2025	Number of options	Weighted- average exercise price $	Weighted- average contractual life outstanding	Exercise Price Range $
Entrega	247,000	1.85	2.41	0.02-2.36